Condensed Interim Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 828,837	$ 696,089
Accounts receivable	6,971	10,187
Cobalt inventory	4,956	10,530
Taxes receivable	4,217	0
Other	4,466	3,287
Total current assets	849,447	720,093
Non-current assets
Mineral stream interests	5,691,166	5,707,019
Early deposit mineral stream interests	46,843	46,092
Long-term equity investments	255,534	256,095
Property, plant and equipment	8,458	4,210
Other	28,457	26,397
Total non-current assets	6,030,458	6,039,813
Total assets	6,879,905	6,759,906
Current liabilities
Accounts payable and accrued liabilities	9,578	12,570
Current taxes payable	0	2,763
Current portion of performance share units	8,692	14,566
Current portion of lease liabilities	609	818
Total current liabilities	18,879	30,717
Non-current liabilities
Performance share units	4,549	6,673
Lease liabilities	5,925	1,152
Deferred income taxes	190	165
Pension liability	3,949	3,524
Total non-current liabilities	14,613	11,514
Total liabilities	33,492	42,231
Shareholders' equity
Issued capital	3,773,227	3,752,662
Reserves	(26,189)	66,547
Retained earnings	3,099,375	2,898,466
Total shareholders' equity	6,846,413	6,717,675
Total liabilities and shareholders' equity	$ 6,879,905	$ 6,759,906